Related parties	6 Months Ended
Jun. 30, 2022
Related parties
Related parties

6) Related parties

The related parties are mainly equity affiliates and non-consolidated investments.

There were no major changes concerning transactions with related parties during the first six months of 2022.

The impact of the Russian-Ukrainian conflict on transactions with related parties in Russia is described in paragraph 7 Other risks and commitments.